LOANS AND DEBENTURES (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current		R$ 923
Non-current		5,696
Total		6,618	R$ 5,705
Current		955
Non-current		9,626
Total		10,580	11,364
Eurobonds [member]
IfrsStatementLineItems [Line Items]
Non-current		3,930
Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Current		(3)
Non-current		(39)
Total		R$ (42)	(28)
Debentures Third Issue [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[1]	2022
Annual financial cost	[1]	IPCA + 6.20%
Currency	[1]	R$
Total	[1]		428
Debentures Third Issue One [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[2],[3]	2025
Annual financial cost	[2],[3]	IPCA + 5.10%
Currency	[2],[3]	R$
Current	[2],[3]	R$ 330
Non-current	[2],[3]	583
Total	[2],[3]	R$ 913	1,147
Debentures Seven Issue First Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[2],[3]	2024
Annual financial cost	[2],[3]	CDI + 0.45%
Currency	[2],[3]	R$
Current	[2],[3]	R$ 545
Non-current	[2],[3]	271
Total	[2],[3]	R$ 816	1,356
Debentures Seven Issue Second Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[2],[3]	2026
Annual financial cost	[2],[3]	IPCA + 4.10%
Currency	[2],[3]	R$
Current	[2],[3]	R$ 3
Non-current	[2],[3]	1,861
Total	[2],[3]	R$ 1,864	1,760
Debentures Eighth Issue First Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[2],[3]	2027
Annual financial cost	[2],[3]	CDI + 1.35%
Currency	[2],[3]	R$
Current	[2],[3]	R$ 3
Non-current	[2],[3]	500
Total	[2],[3]	R$ 503
Debentures Eighth Issue Second Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[2],[3]	2029
Annual financial cost	[2],[3]	IPCA + 6.10%
Currency	[2],[3]	R$
Current	[2],[3]	R$ 1
Non-current	[2],[3]	506
Total	[2],[3]	R$ 507
Debentures Fourth Issue First Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[4]	2022
Annual financial cost	[4]	TJLP + 1.82%
Currency	[4]	R$
Total	[4]		10
Debentures Fourth Issue Second Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[4]	2022
Annual financial cost	[4]	Selic + 1.82%
Currency	[4]	R$
Total	[4]		4
Debentures Fourth Issue Third Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[4]	2022
Annual financial cost	[4]	TJLP + 1.82%
Currency	[4]	R$
Total	[4]		11
Debentures Fourth Issue Fourth Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[4]	2022
Annual financial cost	[4]	Selic + 1.82%
Currency	[4]	R$
Total	[4]		5
Debentures Seven Issue [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[4]	2023
Annual financial cost	[4]	CDI + 1.50%
Currency	[4]	R$
Current	[4]	R$ 20
Total	[4]	R$ 20	40
Debentures Eight Issue Single Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[4]	2031
Annual financial cost	[4]	IPCA + 5.27%
Currency	[4]	R$
Current	[4]	R$ 20
Non-current	[4]	1,024
Total	[4]	R$ 1,044	987
Debentures Ninenth Issue First Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[5]	2027
Annual financial cost	[5]	CDI + 1.33%
Currency	[5]	R$
Current	[5]	R$ 3
Non-current	[5]	700
Total	[5]	R$ 703
Debentures Ninenth Issue Second Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[5]	2029
Annual financial cost	[5]	IPCA + 7.63%
Currency	[5]	R$
Current	[5]	R$ 1
Non-current	[5]	302
Total	[5]	302
Discount On The Issuance Of Debenture [Member]
IfrsStatementLineItems [Line Items]
Non-current	[5]	(12)
Total	[5]	(12)	(15)
Foreign Currency [member]
IfrsStatementLineItems [Line Items]
Current		30
Total		R$ 3,960	5,601
Foreign Currency [member] | Eurobonds [member]
IfrsStatementLineItems [Line Items]
Principal maturity	[6]	2024
Annual financial cost	[6]	9.25%
Currency	[6]	U$$
Current	[6]	R$ 30
Non-current	[6]	3,945
Total	[6]	3,975	5,623
Foreign Currency [member] | Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Non-current		(6)
Total		(6)	(8)
Foreign Currency [member] | Interest Oaid In Advance [Member]
IfrsStatementLineItems [Line Items]
Non-current	[7]	(9)
Total	[7]	(9)	(14)
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Current		32
Non-current		3,930
Total		R$ 3,962	5,659
Local Currency [Member] | Eletrobras [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[2]	2023
Annual financial cost	[2]	UFIR + 6.00% at 8.00%
Currency	[2]	R$
Current	[2]	R$ 2
Total	[2]	R$ 2	6
Local Currency [Member] | Sonda [Member]
IfrsStatementLineItems [Line Items]
Principal maturity	[8]	2022
Annual financial cost	[8]	110.00% of CDI
Currency	[8]	R$
Total	[8]		52
Local Currency [Member] | Debt In Brazilian Currency [Member]
IfrsStatementLineItems [Line Items]
Current		R$ 2
Total		R$ 2	R$ 58

[1]	In February 2022 CEMIG GT settled the debenture - 3rd Issue - 3rd Series;
[2]	Debentures issued by CEMIG Distribuição;
[3]	Simple debentures, not convertible into shares, registered and book-entry, and there are no renegotiation clauses;
[4]	Gasmig. The proceeds from the 8th debenture issue, concluded by Gasmig on September 10, 2020, in the amount of R$850,000, were used to redeem the promissory notes issued on September 26, 2019, with a term of 12 months, whose proceeds were fully allocated to the payment of the concession bonus of the gas distribution concession contract;
[5]	In December 2022 CEMIG GT settled the 9th issue of simple debentures. More details of this operation are given in this Note;
[6]	In December 2022, CEMIG GT performed the partial repurchase of debt securities in the foreign market (Eurobonds) of its issue, in the principal amount of U$244 million (U$500 million in August 2021). More details of this operation are presented in this Note;
[7]	Anticipation of funds to achieve the rate of return to maturity (Yield to Maturity) agreed in the Eurobonds contract;
[8]	In December 2022, the Company concluded the sale of all its interest in the capital stock of Ativas Data Center S.A. to Sonda Procwork Informática Ltda. For further details of this operation see Note 32;